Not FDIC Insured May Lose Value No Bank Guarantee
FVIT-Q3PH

Schedules of Investments
(unaudited)
Franklin MicroCap Value Fund 2
Franklin Mutual U.S. Mid Cap Value Fund 6
Franklin Small Cap Value Fund 9
Notes to Schedules of Investments 13

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2023
Franklin MicroCap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.5%
Aerospace & Defense 2.1%
a
Ducommun, Inc. ...................................... United States 68,025 $ 3,410,773
Magellan Aerospace Corp. .............................. Canada 243,900 1,489,000
4,899,773
Banks 19.8%
American National Bankshares, Inc. ....................... United States 79,729 3,291,213
Arrow Financial Corp. .................................. United States 128,831 2,592,080
Bar Harbor Bankshares ................................. United States 104,962 2,866,512
First Business Financial Services, Inc. ...................... United States 130,500 4,435,695
First Internet Bancorp .................................. United States 162,580 3,664,553
a
First Western Financial, Inc. ............................. United States 110,706 2,296,042
Investar Holding Corp. ................................. United States 213,010 3,163,199
Northeast Bank ....................................... United States 101,675 4,843,797
Northrim BanCorp, Inc. ................................. United States 28,900 1,381,420
Orrstown Financial Services, Inc. ......................... United States 119,036 2,785,442
Peapack-Gladstone Financial Corp. ....................... United States 114,985 3,361,012
Peoples Financial Services Corp. ......................... United States 55,776 2,576,293
Premier Financial Corp. ................................. United States 154,765 3,352,210
Southern Missouri Bancorp, Inc. .......................... United States 69,811 3,355,815
Territorial Bancorp, Inc. ................................. United States 121,739 1,440,781
WesBanco, Inc. ....................................... United States 42,357 1,186,420
46,592,484
Biotechnology 2.3%
a
Anika Therapeutics, Inc. ................................ United States 123,992 2,892,733
a
Catalyst Pharmaceuticals, Inc. ........................... United States 104,300 1,442,469
a
Vanda Pharmaceuticals, Inc. ............................. United States 176,800 1,021,904
5,357,106
Commercial Services & Supplies 2.1%
a
Heritage-Crystal Clean, Inc. ............................. United States 106,300 4,897,241
Communications Equipment 1.8%
a
Digi International, Inc. .................................. United States 54,701 2,293,613
PCTEL, Inc. ......................................... United States 393,331 1,946,988
4,240,601
Construction & Engineering 4.9%
a
Matrix Service Co. ..................................... United States 607,019 3,842,430
a
Northwest Pipe Co. .................................... United States 65,700 2,140,506
a
Sterling Infrastructure, Inc. .............................. United States 94,541 5,671,515
11,654,451
Consumer Staples Distribution & Retail 0.9%
Village Super Market, Inc., A ............................. United States 91,930 2,140,130
Diversified REITs 3.3%
Alpine Income Property Trust, Inc. ......................... United States 219,121 3,722,866
CTO Realty Growth, Inc. ................................ United States 228,604 4,000,570
7,723,436
Diversified Telecommunication Services 0.4%
ATN International, Inc. .................................. United States 29,000 1,053,860
Electrical Equipment 3.3%
LSI Industries, Inc. .................................... United States 150,118 1,891,487

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Electrical Equipment (continued)
Preformed Line Products Co. ............................ United States 33,218 $ 5,763,655
7,655,142
Electronic Equipment, Instruments & Components 2.6%
a
Daktronics, Inc. ....................................... United States 368,610 2,650,306
a
Kimball Electronics, Inc. ................................ United States 120,416 3,513,739
6,164,045
Energy Equipment & Services 5.3%
a
DMC Global, Inc. ..................................... United States 181,300 3,419,318
a
Helix Energy Solutions Group, Inc. ........................ United States 526,542 5,054,803
a
Oil States International, Inc. ............................. United States 493,390 3,966,856
12,440,977
Food Products 1.6%
Alico, Inc. ........................................... United States 144,723 3,748,326
Health Care Equipment & Supplies 5.1%
a
Orthofix Medical, Inc. .................................. United States 167,800 3,303,982
a
Semler Scientific, Inc. .................................. United States 76,300 1,873,165
a
UFP Technologies, Inc. ................................. United States 14,280 2,779,816
Utah Medical Products, Inc. .............................. United States 41,696 4,099,968
12,056,931
Health Care Technology 1.6%
a
CareCloud, Inc. ....................................... United States 346,708 1,161,472
a
Computer Programs and Systems, Inc. ..................... United States 101,033 2,649,085
3,810,557
Hotels, Restaurants & Leisure 2.4%
a
Century Casinos, Inc. .................................. United States 392,262 3,118,483
a
Chuy's Holdings, Inc. .................................. United States 61,874 2,573,340
5,691,823
Household Durables 1.6%
Hooker Furnishings Corp. ............................... United States 188,406 3,781,308
Independent Power and Renewable Electricity Producers 1.6%
Polaris Renewable Energy, Inc. ........................... Canada 354,200 3,857,358
Insurance 2.8%
Investors Title Co. ..................................... United States 7,900 1,236,745
Tiptree, Inc., A ........................................ United States 197,690 2,919,882
United Fire Group, Inc. ................................. United States 106,157 2,552,014
6,708,641
Interactive Media & Services 1.5%
a
DHI Group, Inc. ....................................... United States 360,217 1,358,018
a
QuinStreet, Inc. ....................................... United States 236,700 2,101,896
3,459,914
IT Services 1.5%
Hackett Group, Inc. (The) ............................... United States 152,200 3,538,650
Machinery 10.5%
Alamo Group, Inc. ..................................... United States 13,249 2,567,126
a
Commercial Vehicle Group, Inc. .......................... United States 401,700 4,217,850
a
Graham Corp. ........................................ United States 256,146 3,586,044

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Machinery (continued)
Hurco Cos., Inc. ...................................... United States 105,700 $ 2,461,753
a
L B Foster Co., A ...................................... United States 297,265 4,167,655
Miller Industries, Inc. ................................... United States 151,000 5,728,940
Shyft Group, Inc. (The) ................................. United States 142,317 2,053,635
24,783,003
Media 1.6%
Entravision Communications Corp., A ...................... United States 766,199 3,662,431
Metals & Mining 1.4%
Haynes International, Inc. ............................... United States 64,177 3,219,118
Office REITs 0.6%
City Office REIT, Inc. ................................... United States 248,000 1,356,560
Oil, Gas & Consumable Fuels 1.7%
VAALCO Energy, Inc. .................................. United States 917,300 4,081,985
Paper & Forest Products 1.4%
Mercer International, Inc. ................................ Germany 366,300 3,260,070
Pharmaceuticals 2.0%
a
Harrow Health, Inc. .................................... United States 217,396 4,800,104
Professional Services 2.7%
Heidrick & Struggles International, Inc. ..................... United States 126,739 3,456,172
Resources Connection, Inc. ............................. United States 187,400 2,994,652
6,450,824
Semiconductors & Semiconductor Equipment 0.4%
a
AXT, Inc. ............................................ United States 316,900 985,559
Specialty Retail 3.7%
a
America's Car-Mart, Inc. ................................ United States 43,577 5,190,892
a
Children's Place, Inc. (The) .............................. United States 30,300 952,632
a
Citi Trends, Inc. ....................................... United States 24,808 467,631
a
Genesco, Inc. ........................................ United States 70,599 1,991,598
8,602,753
Textiles, Apparel & Luxury Goods 4.0%
a
Delta Apparel, Inc. ..................................... United States 218,833 1,811,937
Rocky Brands, Inc. .................................... United States 139,217 2,801,046
a
Vera Bradley, Inc. ..................................... United States 698,125 4,705,363
9,318,346
Total Common Stocks (Cost $174,426,610) .....................................
231,993,507

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin MicroCap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

See Abbreviations on page 18 .
Short Term Investments 1.6%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.6%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 3,715,801 $ 3,715,801
Total Money Market Funds (Cost $3,715,801) ...................................
3,715,801
Total Short Term Investments (Cost $3,715,801 ) .................................
3,715,801
a
Total Investments (Cost $178,142,411) 100.1% ..................................
$235,709,308
Other Assets, less Liabilities (0.1)% ...........................................
(164,001)
Net Assets 100.0% ...........................................................
$235,545,307
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2023
Franklin Mutual U.S. Mid Cap Value Fund
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 96.4%
Aerospace & Defense 4.0%
a
Babcock International Group plc .......................... United Kingdom 2,623,093 $ 12,628,477
Melrose Industries plc .................................. United Kingdom 1,213,247 8,257,159
Moog, Inc., A ......................................... United States 106,826 11,263,733
32,149,369
Automobile Components 2.7%
a
Dowlais Group plc ..................................... United Kingdom 4,963,710 7,832,438
Lear Corp. .......................................... United States 90,194 13,958,423
21,790,861
Banks 4.4%
Citizens Financial Group, Inc. ............................ United States 500,016 16,130,516
PNC Financial Services Group, Inc. (The) ................... United States 143,011 19,576,776
35,707,292
Broadline Retail 1.7%
eBay, Inc. ........................................... United States 308,016 13,709,792
Building Products 1.6%
Johnson Controls International plc ......................... United States 191,020 13,285,441
Chemicals 5.0%
Ashland, Inc. ......................................... United States 132,453 12,100,906
Avient Corp. ......................................... United States 212,090 8,596,008
Huntsman Corp. ...................................... United States 385,039 11,462,611
Olin Corp. ........................................... United States 148,234 8,550,137
40,709,662
Commercial Services & Supplies 1.5%
a
Stericycle, Inc. ....................................... United States 285,151 12,116,066
Construction & Engineering 1.9%
a
WillScot Mobile Mini Holdings Corp. ....................... United States 330,095 15,828,055
Consumer Finance 1.5%
Capital One Financial Corp. ............................. United States 102,079 11,945,285
Containers & Packaging 1.3%
International Paper Co. ................................. United States 297,185 10,716,491
Electric Utilities 6.3%
Entergy Corp. ........................................ United States 163,829 16,825,238
Evergy , Inc. .......................................... United States 228,878 13,725,814
PPL Corp. ........................................... United States 758,549 20,882,854
51,433,906
Electrical Equipment 1.5%
Regal Rexnord Corp. .................................. United States 75,625 11,811,113
Electronic Equipment, Instruments & Components 2.5%
a
Flex Ltd. ............................................ United States 741,427 20,285,443
Energy Equipment & Services 4.3%
Baker Hughes Co., A ................................... United States 442,321 15,830,669
Schlumberger NV ..................................... United States 323,613 18,879,582
34,710,251
Financial Services 4.5%
a
Fiserv, Inc. .......................................... United States 70,623 8,913,329
Global Payments, Inc. .................................. United States 105,620 11,644,605

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Financial Services (continued)
Voya Financial, Inc. .................................... United States 214,552 $ 15,932,631
36,490,565
Food Products 2.9%
Kraft Heinz Co. (The) .................................. United States 641,409 23,206,178
Health Care Equipment & Supplies 2.3%
Baxter International, Inc. ................................ United States 170,166 7,696,608
a
Envista Holdings Corp. ................................. United States 310,962 10,700,203
18,396,811
Health Care Providers & Services 5.1%
AmerisourceBergen Corp. ............................... United States 74,184 13,864,990
Elevance Health, Inc. .................................. United States 20,227 9,539,660
Fresenius SE & Co. KGaA ............................... Germany 565,831 17,758,612
41,163,262
Household Durables 1.8%
DR Horton, Inc. ....................................... United States 117,714 14,952,032
Independent Power and Renewable Electricity Producers 1.4%
AES Corp. (The) ...................................... United States 507,285 10,972,575
Insurance 5.3%
Everest Group Ltd. .................................... United States 54,454 19,631,211
Hartford Financial Services Group, Inc. (The) ................ United States 189,187 13,598,762
Willis Towers Watson plc ................................ United States 47,113 9,956,390
43,186,363
Interactive Media & Services 0.6%
a
Match Group, Inc. ..................................... United States 98,371 4,575,235
Machinery 2.1%
Parker-Hannifin Corp. .................................. United States 41,532 17,028,535
Media 1.9%
a
Liberty Broadband Corp., C .............................. United States 169,505 15,107,981
Metals & Mining 1.4%
Alcoa Corp. .......................................... United States 304,376 11,015,367
Office REITs 0.7%
Vornado Realty Trust ................................... United States 236,406 5,314,407
Oil, Gas & Consumable Fuels 2.5%
Williams Cos., Inc. (The) ................................ United States 591,696 20,383,927
Personal Care Products 0.9%
Haleon plc .......................................... United States 1,782,546 7,694,525
Pharmaceuticals 1.2%
GSK plc ............................................ United States 557,935 9,932,285
Professional Services 4.7%
ICF International, Inc. .................................. United States 86,985 10,228,566
KBR, Inc. ........................................... United States 234,849 14,440,865
SS&C Technologies Holdings, Inc. ......................... United States 236,047 13,749,738
38,419,169
Real Estate Management & Development 3.3%
a
CBRE Group, Inc., A ................................... United States 225,192 18,760,746

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Mutual U.S. Mid Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Real Estate Management & Development (continued)
Colliers International Group, Inc. .......................... Canada 75,523 $ 7,648,969
26,409,715
Retail REITs 2.2%
Brixmor Property Group, Inc. ............................. United States 779,250 17,720,145
Semiconductors & Semiconductor Equipment 1.4%
a
Onto Innovation, Inc. ................................... United States 93,532 11,627,898
Software 1.9%
Gen Digital, Inc. ...................................... United States 785,682 15,281,515
Specialty Retail 1.4%
Dick's Sporting Goods, Inc. .............................. United States 79,987 11,278,167
Textiles, Apparel & Luxury Goods 2.2%
Tapestry, Inc. ........................................ United States 419,841 18,116,139
Trading Companies & Distributors 4.5%
a
AerCap Holdings NV ................................... Ireland 150,479 9,602,065
Ferguson plc ......................................... United States 73,043 11,805,210
a
Univar Solutions, Inc. .................................. United States 410,761 14,844,902
36,252,177
Total Common Stocks (Cost $639,088,108) .....................................
780,724,000
Short Term Investments 3.0%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.0%
b,c
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 24,305,640 24,305,640
Total Money Market Funds (Cost $24,305,640) ..................................
24,305,640
Total Short Term Investments (Cost $24,305,640 ) ................................
24,305,640
a
Total Investments (Cost $663,393,748) 99.4% ...................................
$805,029,640
Other Assets, less Liabilities 0.6% .............................................
4,693,230
Net Assets 100.0% ...........................................................
$809,722,870
a
Non-income producing.
b
See Note 4 regarding investments in affiliated management investment companies.
c
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust
Schedule of Investments (unaudited), July 31, 2023
Franklin Small Cap Value Fund
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks 98.4%
Aerospace & Defense 3.1%
Melrose Industries plc .................................. United Kingdom 6,328,808 $ 43,072,823
QinetiQ Group plc ..................................... United Kingdom 12,322,434 51,024,190
Senior plc ........................................... United Kingdom 18,268,048 39,059,724
133,156,737
Automobile Components 4.4%
a
Adient plc ........................................... United States 2,200,895 93,670,091
a
Atmus Filtration Technologies, Inc. ........................ United States 1,784,158 42,552,168
LCI Industries ........................................ United States 377,983 51,507,744
187,730,003
Banks 12.2%
Atlantic Union Bankshares Corp. .......................... United States 373,973 11,959,657
b
Camden National Corp. ................................. United States 748,575 25,885,723
Columbia Banking System, Inc. ........................... United States 4,444,907 99,343,671
First Bancorp ........................................ United States 445,402 14,733,898
First Commonwealth Financial Corp. ....................... United States 512,502 7,400,529
First Interstate BancSystem, Inc., A ........................ United States 2,627,359 75,484,024
German American Bancorp, Inc. .......................... United States 779,192 22,954,996
Peoples Bancorp, Inc. .................................. United States 1,103,546 31,086,891
Seacoast Banking Corp. of Florida ........................ United States 1,093,811 27,028,070
SouthState Corp. ..................................... United States 1,203,900 93,506,913
TriCo Bancshares ..................................... United States 987,284 36,904,676
WSFS Financial Corp. .................................. United States 1,781,197 77,927,369
524,216,417
Building Products 5.2%
Insteel Industries, Inc. .................................. United States 306,264 9,877,014
a
Masonite International Corp. ............................. United States 613,713 64,163,694
UFP Industries, Inc. .................................... United States 1,045,466 107,432,086
Zurn Elkay Water Solutions Corp. ......................... United States 1,379,792 42,000,869
223,473,663
Capital Markets 0.5%
Piper Sandler Cos. .................................... United States 143,720 21,034,859
Chemicals 4.3%
Ashland, Inc. ......................................... United States 23,726 2,167,607
Avient Corp. ......................................... United States 1,538,781 62,366,794
a,b
Elementis plc ........................................ United Kingdom 39,868,704 56,591,248
Olin Corp. ........................................... United States 527,521 30,427,411
Tronox Holdings plc ................................... United States 2,331,391 30,984,187
182,537,247
Communications Equipment 2.1%
a,b
Clearfield, Inc. ........................................ United States 1,060,093 49,548,747
a
NetScout Systems, Inc. ................................. United States 1,393,880 38,958,946
88,507,693
Construction & Engineering 2.4%
Primoris Services Corp. ................................. United States 2,022,724 64,241,714
Stantec, Inc. ......................................... Canada 561,918 38,054,966
a
WillScot Mobile Mini Holdings Corp. ....................... United States 46,701 2,239,313
104,535,993
Construction Materials 1.1%
a
Summit Materials, Inc., A ................................ United States 1,345,698 48,687,354

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Consumer Finance 0.8%
Bread Financial Holdings, Inc. ............................ United States 796,140 $ 33,095,540
Diversified REITs 1.0%
Alexander & Baldwin, Inc. ............................... United States 2,309,466 44,341,747
Electric Utilities 0.2%
IDACORP, Inc. ....................................... United States 66,417 6,828,996
Electrical Equipment 1.2%
Regal Rexnord Corp. .................................. United States 320,738 50,092,861
Electronic Equipment, Instruments & Components 5.8%
Benchmark Electronics, Inc. ............................. United States 1,597,302 42,344,476
a
Coherent Corp. ....................................... United States 2,247,410 106,437,338
CTS Corp. .......................................... United States 47,225 2,107,652
a,b
Knowles Corp. ....................................... United States 5,273,917 96,354,463
247,243,929
Energy Equipment & Services 2.3%
a
TechnipFMC plc ...................................... United Kingdom 5,293,742 97,087,228
Food Products 3.9%
Glanbia plc .......................................... Ireland 6,961,332 108,007,541
Maple Leaf Foods, Inc. ................................. Canada 2,739,115 57,167,029
165,174,570
Health Care Equipment & Supplies 4.5%
a
Envista Holdings Corp. ................................. United States 3,373,183 116,071,227
a
Integer Holdings Corp. ................................. United States 823,346 76,143,038
192,214,265
Hotel & Resort REITs 1.5%
Sunstone Hotel Investors, Inc. ............................ United States 6,115,392 62,315,844
Hotels, Restaurants & Leisure 5.2%
Boyd Gaming Corp. ................................... United States 274,124 18,728,152
a
Brinker International, Inc. ............................... United States 1,398,790 54,944,471
a
Dalata Hotel Group plc ................................. Ireland 6,269,864 29,335,426
a
Hilton Grand Vacations, Inc. ............................. United States 1,958,508 91,070,622
Jack in the Box, Inc. ................................... United States 307,481 30,566,686
224,645,357
Household Durables 0.8%
Century Communities, Inc. .............................. United States 140,017 10,812,113
a
M/I Homes, Inc. ....................................... United States 134,718 13,471,800
Meritage Homes Corp. ................................. United States 58,743 8,749,770
a
Taylor Morrison Home Corp., A ........................... United States 60,491 2,928,974
35,962,657
Industrial REITs 0.5%
STAG Industrial, Inc. ................................... United States 560,715 20,353,954
Insurance 5.6%
CNO Financial Group, Inc. .............................. United States 3,110,233 79,995,193
Hanover Insurance Group, Inc. (The) ....................... United States 953,993 108,259,125
Horace Mann Educators Corp. ........................... United States 1,732,361 52,196,037
240,450,355
Leisure Products 3.2%
Brunswick Corp. ...................................... United States 377,080 32,545,775

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
See Notes to Schedules of Investments. Quarterly Schedule of Investments

a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Leisure Products (continued)
a
Mattel, Inc. .......................................... United States 4,956,123 $ 105,565,420
138,111,195
Machinery 2.7%
b
Columbus McKinnon Corp. .............................. United States 1,663,598 70,436,739
Mueller Water Products, Inc., A ........................... United States 2,573,137 41,401,774
Timken Co. (The) ..................................... United States 25,937 2,408,510
114,247,023
Metals & Mining 1.2%
Alcoa Corp. .......................................... United States 59,997 2,171,291
Commercial Metals Co. ................................. United States 445,963 25,518,003
Ryerson Holding Corp. ................................. United States 542,606 23,055,329
50,744,623
Multi-Utilities 0.3%
Black Hills Corp. ...................................... United States 183,329 11,060,239
Office REITs 1.2%
Highwoods Properties, Inc. .............................. United States 2,076,736 52,479,119
Oil, Gas & Consumable Fuels 5.1%
Crescent Point Energy Corp. ............................. Canada 15,342,485 124,382,804
a
Green Plains, Inc. ..................................... United States 2,690,557 95,541,679
219,924,483
Paper & Forest Products 1.0%
Louisiana-Pacific Corp. ................................. United States 582,132 44,317,709
Professional Services 1.1%
ICF International, Inc. .................................. United States 77,676 9,133,921
Kforce, Inc. .......................................... United States 566,238 35,922,139
45,056,060
Real Estate Management & Development 0.2%
Colliers International Group, Inc. .......................... Canada 101,305 10,260,170
Semiconductors & Semiconductor Equipment 3.0%
a
Cohu, Inc. ........................................... United States 1,577,025 68,837,141
a
Onto Innovation, Inc. ................................... United States 476,330 59,217,346
128,054,487
Software 3.3%
a,b
ACI Worldwide, Inc. .................................... United States 6,175,255 143,204,163
Specialty Retail 0.8%
a,b
Children's Place, Inc. (The) .............................. United States 885,230 27,831,631
Group 1 Automotive, Inc. ................................ United States 24,149 6,243,241
34,074,872
Textiles, Apparel & Luxury Goods 2.1%
a
Capri Holdings Ltd. .................................... United States 624,980 23,068,012
Carter's, Inc. ......................................... United States 549,860 41,244,999
Dr. Martens plc ....................................... United Kingdom 13,922,778 27,236,715
91,549,726
Trading Companies & Distributors 4.6%
Herc Holdings, Inc. .................................... United States 486,535 65,112,979

Franklin Value Investors Trust
Schedule of Investments (unaudited)
Franklin Small Cap Value Fund
(continued)
Quarterly Schedule of Investments See Notes to Schedules of Investments.

See Abbreviations on page 18 .
a a
Country Shares
a
Value
a a a a a a
Common Stocks
(continued)
Trading Companies & Distributors (continued)
b
McGrath RentCorp .................................... United States 1,358,603 $ 130,942,157
196,055,136
Total Common Stocks (Cost $3,609,016,383) ....................................
4,212,826,274
Short Term Investments 1.5%
a a
Country Shares
a
Value
a a a
Money Market Funds 1.5%
c,d
Institutional Fiduciary Trust - Money Market Portfolio, 4.842% .... United States 62,535,769 62,535,769
Total Money Market Funds (Cost $62,535,769) ..................................
62,535,769
Total Short Term Investments (Cost $62,535,769 ) ................................
62,535,769
a
Total Investments (Cost $3,671,552,152) 99.9% ..................................
$4,275,362,043
Other Assets, less Liabilities 0.1% .............................................
5,039,742
Net Assets 100.0% ...........................................................
$4,280,401,785
a
Non-income producing.
b
See Note 3 regarding holdings of 5% voting securities.
c
See Note 4 regarding investments in affiliated management investment companies.
d
The rate shown is the annualized seven-day effective yield at period end.

Franklin Value Investors Trust

Quarterly Schedules of Investments
Notes to Schedules of Investments (unaudited)
1. Organization
Franklin Value Investors Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of three separate funds (Funds). The Funds follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial
Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally
Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946.
2. Financial Instrument Valuation
The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Funds calculate the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Board has designated the Funds' investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Funds' administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Investments in open-end mutual funds are valued at the closing NAV.
The Funds have procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Funds primarily employ a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time.
In addition, trading in certain foreign markets may not take place on every Funds’ business day. Events can occur between the time at which trading in a foreign security is completed and 4 p.m. Eastern time that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Funds’
portfolio securities as determined at the foreign market close and the latest indications of value at 4 p.m. Eastern time. In order to minimize the potential for these differences, an independent pricing service may be used to adjust the value of the
Funds' portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At July 31, 2023, certain securities may have been fair valued using these procedures, in which case the securities were categorized as Level 2 within the fair value hierarchy (referred to as "market level fair value"). See the Fair Value Measurements note for more information.

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the
Funds’ NAV is not calculated, which could result in differences between the value of the Funds’ portfolio securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due to an open foreign market are adjusted and reflected by the Funds for financial reporting purposes.
3. Holding of 5% Voting Securities of Portfolio Companies
The 1940 Act defines "affiliated companies" to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting securities. Additionally, as defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate”
of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated companies’ outstanding shares or has the power to exercise control over management or policies of such company. During the period ended July 31, 2023, investments in “affiliated companies” were as follows:
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held at
End
of Period
Investment
Income
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
ACI Worldwide Inc .... $ 111,134,720 $ 46,340,761 $ (6,585,192) $ (4,263,780) $ (3,422,346) $ 143,204,163 6,175,255 $ —
Benchmark Electronics,
Inc. ............ 72,807,149 — (25,155,314) (2,830,676) —
a
—
a
—
a
618,438
Brinker International, Inc. 81,893,483 13,066,065 (51,621,231) (2,876,479) —
a
—
a
—
a
—
Camden National Corp . 28,416,993 3,849,294 — — (6,380,564) 25,885,723 748,575 903,048
Children's Place Inc. (The) 35,834,110 — — — (8,002,479) 27,831,631 885,230 —
Clearfield Inc ........ — 46,409,235 — — 3,139,512 49,548,747 1,060,093 —
Columbus McKinnon Corp . 8,604,142 47,017,181 — — 14,815,416 70,436,739 1,663,598 187,521
Denny's Corp. ....... 42,995,424 — (45,468,218) (1,339,408) 3,812,202 —
b
— —
Elementis plc ....... 33,707,697 10,432,994 — — 12,450,557 56,591,248 39,868,704 —
Great Lakes Dredge &
Dock Corp. ....... 29,489,239 — (25,069,840) (31,690,386) 27,270,987 —
b
— —
Green Plains, Inc. .... 84,898,985 25,620,970 (29,201,073) (4,546,761) —
a
—
a
—
a
—
Hunting plc ......... 28,146,395 — (25,776,233) (11,527,043) 9,156,881 —
b
— 285,736
Knowles Corp ....... 62,531,590 21,050,194 (9,223,909) (925,234) 22,921,822 96,354,463 5,273,917 —
McGrath RentCorp .... 132,308,599 33,148,214 (40,065,524) 8,199,437 (2,648,569) 130,942,157 1,358,603 1,570,847
NetScout Systems, Inc. . 129,284,413 11,155,490 (80,333,771) 5,305,620 —
a
—
a
—
a
—
Total Affiliated Securities
(Value is 14.0% of Net
Assets) .......... $882,052,939 $258,090,398 $(338,500,305) $(46,494,710) $73,113,419 $600,794,871 $3,565,590
a
As of July 31, 2023, no longer an affiliate.
b
As of July 31, 2023, no longer held by the fund.
2. Financial Instrument Valuation
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
4. Investments in Affiliated Management Investment Companies
Certain or all Funds invest in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Funds do not invest for purposes of exercising a controlling influence over the management or policies. During the period ended July
31, 2023, investments in affiliated management investment companies were as follows:
5. Fair Value Measurements
The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds’ financial instruments and are summarized in the following fair value hierarchy:
• Level 1 – quoted prices in active markets for identical financial instruments
• Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
• Level 3 – significant unobservable inputs (including the Funds' own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin MicroCap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 20,193,831 $ 35,124,464 $ (51,602,494) $ — $ — $ 3,715,801 3,715,801 $ 270,383
Total Affiliated Securities ... $20,193,831 $35,124,464 $(51,602,494) $— $— $3,715,801 $270,383
Franklin Mutual U.S. Mid Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 30,561,198 $ 168,362,503 $ (174,618,061) $ — $ — $ 24,305,640 24,305,640 $ 1,490,316
Total Affiliated Securities ... $30,561,198 $168,362,503 $(174,618,061) $— $— $24,305,640 $1,490,316
Franklin Small Cap Value Fund
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 4.842% $ 139,833,283 $ 848,964,663 $ (926,262,177) $ — $ — $ 62,535,769 62,535,769 $ 3,603, 578
Total Affiliated Securities ... $139,833,283 $848,964,663 $(926,262,177) $— $— $62,535,769 $3,603,578

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
A summary of inputs used as of July 31, 2023, in valuing the Funds’ assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin MicroCap Value Fund
Assets:
Investments in Securities:
a
Common Stocks ......................... $ 231,993,507 $ — $ — $ 231,993,507
Short Term Investments ................... 3,715,801 — — 3,715,801
Total Investments in Securities ........... $235,709,308 $— $— $235,709,308
Franklin Mutual U.S. Mid Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... 11,263,733 20,885,636 — 32,149,369
Automobile Components ................. 21,790,861 — — 21,790,861
Banks ............................... 35,707,292 — — 35,707,292
Broadline Retail ....................... 13,709,792 — — 13,709,792
Building Products ...................... 13,285,441 — — 13,285,441
Chemicals ........................... 40,709,662 — — 40,709,662
Commercial Services & Supplies ........... 12,116,066 — — 12,116,066
Construction & Engineering ............... 15,828,055 — — 15,828,055
Consumer Finance ..................... 11,945,285 — — 11,945,285
Containers & Packaging ................. 10,716,491 — — 10,716,491
Electric Utilities ........................ 51,433,906 — — 51,433,906
Electrical Equipment .................... 11,811,113 — — 11,811,113
Electronic Equipment, Instruments &
Components ........................ 20,285,443 — — 20,285,443
Energy Equipment & Services ............. 34,710,251 — — 34,710,251
Financial Services ...................... 36,490,565 — — 36,490,565
Food Products ........................ 23,206,178 — — 23,206,178
Health Care Equipment & Supplies ......... 18,396,811 — — 18,396,811
Health Care Providers & Services .......... 23,404,650 17,758,612 — 41,163,262
Household Durables .................... 14,952,032 — — 14,952,032
Independent Power and Renewable Electricity
Producers .......................... 10,972,575 — — 10,972,575
Insurance ............................ 43,186,363 — — 43,186,363
Interactive Media & Services .............. 4,575,235 — — 4,575,235
Machinery ............................ 17,028,535 — — 17,028,535
Media ............................... 15,107,981 — — 15,107,981
Metals & Mining ....................... 11,015,367 — — 11,015,367
Office REITs .......................... 5,314,407 — — 5,314,407
Oil, Gas & Consumable Fuels ............. 20,383,927 — — 20,383,927
Personal Care Products ................. — 7,694,525 — 7,694,525
Pharmaceuticals ....................... — 9,932,285 — 9,932,285
Professional Services ................... 38,419,169 — — 38,419,169
Real Estate Management & Development .... 26,409,715 — — 26,409,715
Retail REITs .......................... 17,720,145 — — 17,720,145
Semiconductors & Semiconductor Equipment . 11,627,898 — — 11,627,898
Software ............................. 15,281,515 — — 15,281,515
Specialty Retail ........................ 11,278,167 — — 11,278,167
Textiles, Apparel & Luxury Goods .......... 18,116,139 — — 18,116,139
Trading Companies & Distributors .......... 36,252,177 — — 36,252,177
Short Term Investments ................... 24,305,640 — — 24,305,640
Total Investments in Securities ........... $748,758,582 $56,271,058
b
$— $805,029,640
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Level 1 Level 2 Level 3 Total
Franklin Small Cap Value Fund
Assets:
Investments in Securities:
Common Stocks :
Aerospace & Defense ................... $ 39,059,724 $ 94,097,013 $ — $ 133,156,737
Automobile Components ................. 187,730,003 — — 187,730,003
Banks ............................... 524,216,417 — — 524,216,417
Building Products ...................... 223,473,663 — — 223,473,663
Capital Markets ........................ 21,034,859 — — 21,034,859
Chemicals ........................... 182,537,247 — — 182,537,247
Communications Equipment .............. 88,507,693 — — 88,507,693
Construction & Engineering ............... 104,535,993 — — 104,535,993
Construction Materials .................. 48,687,354 — — 48,687,354
Consumer Finance ..................... 33,095,540 — — 33,095,540
Diversified REITs ...................... 44,341,747 — — 44,341,747
Electric Utilities ........................ 6,828,996 — — 6,828,996
Electrical Equipment .................... 50,092,861 — — 50,092,861
Electronic Equipment, Instruments &
Components ........................ 247,243,929 — — 247,243,929
Energy Equipment & Services ............. 97,087,228 — — 97,087,228
Food Products ........................ 165,174,570 — — 165,174,570
Health Care Equipment & Supplies ......... 192,214,265 — — 192,214,265
Hotel & Resort REITs ................... 62,315,844 — — 62,315,844
Hotels, Restaurants & Leisure ............. 224,645,357 — — 224,645,357
Household Durables .................... 35,962,657 — — 35,962,657
Industrial REITs ....................... 20,353,954 — — 20,353,954
Insurance ............................ 240,450,355 — — 240,450,355
Leisure Products ....................... 138,111,195 — — 138,111,195
Machinery ............................ 114,247,023 — — 114,247,023
Metals & Mining ....................... 50,744,623 — — 50,744,623
Multi-Utilities .......................... 11,060,239 — — 11,060,239
Office REITs .......................... 52,479,119 — — 52,479,119
Oil, Gas & Consumable Fuels ............. 219,924,483 — — 219,924,483
Paper & Forest Products ................. 44,317,709 — — 44,317,709
Professional Services ................... 45,056,060 — — 45,056,060
Real Estate Management & Development .... 10,260,170 — — 10,260,170
Semiconductors & Semiconductor Equipment . 128,054,487 — — 128,054,487
Software ............................. 143,204,163 — — 143,204,163
Specialty Retail ........................ 34,074,872 — — 34,074,872
Textiles, Apparel & Luxury Goods .......... 64,313,011 27,236,715 — 91,549,726
Trading Companies & Distributors .......... 196,055,136 — — 196,055,136
Short Term Investments ................... 62,535,769 — — 62,535,769
Total Investments in Securities ........... $4,154,028,315 $121,333,728
c
$— $4,275,362,043
a
For detailed categories, see the accompanying schedule of investments.
b
Includes foreign securities valued at $56,271,058, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
c
Includes foreign securities valued at $121,333,728, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
5. Fair Value Measurements
(continued)

Franklin Value Investors Trust
Notes to Schedules of Investments (unaudited)

Quarterly Schedules of Investments
Selected Portfolio
REIT Real Estate Investment Trust
For additional information on the Funds' significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.
Abbreviations